Debt (Details) - Part-5 - USD ($)							3 Months Ended		12 Months Ended
	Jan. 18, 2024	Nov. 28, 2023	Aug. 10, 2023	May 30, 2023	Aug. 18, 2022	Jun. 25, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 26, 2024
Debt [Line Items]
Gross proceeds debt								$ 650,000	$ 650,000	$ 1,612,000
Loss on debt	$ 728,278		$ 441,618
Financing arrangement		$ 531,071
Payments to decrease		$ 56,800
OID and issuance cost									379,313
Convertible note payable											$ 250,000
Convertible note payable percentage							15.00%
Conversion price per share (in Dollars per share)							$ 0.03
Convertible note payable increase percentage							20.00%
Face value							$ 1,000,000
Fixed conversion price percentage							20.00%
Initial purchase percentage					15.00%
Aggregate issuance cost							$ 15,825	$ 70,212	128,583	189,414
Loans Payable [Member]
Debt [Line Items]
Increased the effective rate		49.00%	41.00%	49.00%
Loss on Reacquired Debt [Member]
Debt [Line Items]
Loss on debt		$ 485,436
Convertible Notes Payable [Member]
Debt [Line Items]
Convertible note payable percentage							20.00%
Loans Payable [Member]
Debt [Line Items]
Gross proceeds debt	549,185		$ 507,460	$ 1,050,000
Fixed rate loan monthly payments	$ 86,214		$ 76,071	$ 57,346
Due payments period				Jun. 06, 2023
Increased the effective rate	52.00%
Original issuance discount				$ 441,000
Debenture issuance cost				$ 50,000
Loan payable									1,032,540
Loan payable							$ 2,809,820		2,063,058
OID [Member]
Debt [Line Items]
Convertible note payable percentage							30.00%
Convertible note payable increase percentage							50.00%
Closed End Line Of Credit Facility [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Purchase price percentage						85.00%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amended date					Aug. 18, 2022
Aggregate issuance cost									$ 7,152	$ 6,813
Closed End Line Of Credit Facility [Member] | After Five Years [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Interest rate						0.65%
Closed End Line Of Credit Facility [Member] | After Five Years [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Purchase price percentage					85.00%
Interest rate					0.65%
Closed End Line Of Credit Facility [Member] | After Five Years [Member] | Amendment Agreement [Member] | Maximum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate					4.75%
Closed End Line Of Credit Facility [Member] | First Five Years [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Interest rate					5.25%